Income Taxes - Income taxes refundable and payable (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Income taxes refundable	$ 67.1	$ 58.3
Income taxes payable	(361.0)	(175.0)
Net income taxes payable	$ (293.9)	$ (116.7)	$ 24.2